Accrued Expenses and Other Current Liabilities (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses
Accrued expenses and other current liabilities were comprised as follows:

	June 30, 2026	December 31, 2025
	(in thousands)
Contract research	$3,189	$2,376
Professional fees	2,316	1,388
Employee compensation and benefits	211	302
Manufacturing	90	928
Restructuring costs	34	—
Accrued interest	—	266
Other	84	147
Total accrued expenses and other current liabilities	$5,924	$5,407

Accrued expenses and other current liabilities were comprised as follows:

	December 31,
	2025	2024
	(in thousands)
Contract research	$2,376	$820
Professional fees	1,388	747
Manufacturing	928	4,783
Employee compensation and benefits	302	3,616
Accrued interest	266	266
Other	147	356
Total accrued expenses and other current liabilities	$5,407	$10,588